Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Operating Income (Loss) by Operating Segment

Information with respect to our operating income (loss) by segment is as follows:

	For the year ended December 31, 2016			For the year ended December 31, 2015
	DRTV Consumer	International Third Party Distributor	Totals	DRTV Consumer	International Third Party Distributor	Totals

NET SALES	$12,478,174	$4,310,562	$16,788,736	$18,779,285	$5,316,884	$24,096,169

COST OF SALES	2,820,869	2,177,813	4,998,682	4,902,720	2,772,544	7,675,264

Gross profit	9,657,305	2,132,749	11,790,054	13,876,565	2,544,340	16,420,905

Operating expenses:
General and administrative	4,008,049	250,128	4,258,177	4,724,577	656,242	5,380,819
Selling and marketing	8,484,184	30,450	8,514,634	12,325,620	102,694	12,428,314
Total operating expenses	12,492,233	280,578	12,772,811	17,050,197	758,936	17,809,133

Operating income (loss)	$(2,834,928)	$1,852,171	$(982,757)	$(3,173,632)	$1,785,404	$(1,388,228)

Schedule of Selected Balance Sheet Information by Segment

Selected balance sheet information by segment is presented in the following table as of December 31:

	2016	2015
DRTV Consumer	$4,454,701	$4,242,502
International Third Party Distributor	84,713	37,825
Total Assets	$4,539,414	$4,280,327